SPDR® Series Trust

SPDR Bloomberg Barclays Corporate Bond ETF

(the “Fund”)

Supplement dated May 1, 2019

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2018, as may be supplemented from time to time

Effective May 6, 2019, the number of Fund Shares required for a Creation Unit of the Fund has changed from 100,000 to 50,000. As a result, as of May 6, 2019, all references in the Summary Prospectus, Prospectus and SAI to the number of Fund Shares required for a Creation Unit of the Fund are updated accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

05012019SSTSUP1